Shareholder Report, Line Graph (Details) 191624_DoubleLine Flexible Income Fund_Class I2_TSR Annual {Class I2} - USD ($)		12 Months Ended
	Oct. 31, 2025	Mar. 31, 2026
Class I2
Account Value [Line Items]
Accumulated Value	$ 100,000	$ 101,130
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	100,000	$ 100,425
ICE BofA SOFR Overnight Rate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		ICE BofA SOFR Overnight Rate Index
Accumulated Value	$ 100,000	$ 101,587